Right to Use Assets and Leases payable - Summary of Changes in Lease Payables (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Lease liabilities
Beginning balance		R$ 1,833,288		R$ 1,588,673	R$ 46,066
Interest accrued		147,494		144,655	128,996
Payments		440,574	[1]	360,787	321,716
Additions and remeasurement		288,711		484,121	334,857
Write-offs		(83,157)		(35,381)	(52,129)
Effect of foreign currency exchange rate variation		16,264		12,007	88,796
Assignment of contract
Reclassification to liabilities held for sale	[2]	(413,715)
Ending balance		1,348,311		1,833,288	1,588,673
Current		188,832		260,189
Non-current		1,159,479		R$ 1,573,099
Lease liabilities [member] | IFRS 16 [Member]
Lease liabilities
Adoption IFRS 16					R$ 1,363,803
Tequimar Vila do Conde [member]
Lease liabilities
Payments		R$ 29,237

[1]	Includes the amount of R$ 29,237 paid by subsidiary Tequimar Vila do Conde related to port concession grants.
[2]	For further information. see Note 3.c.1.